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Scudder Variable Series I


o   Scudder Balanced Portfolio


Supplement to Prospectus Dated May 1, 2001


The following information replaces the current disclosure in "The Portfolio Managers" section of the prospectus for Scudder Balanced Portfolio:

William Gadsden                            Jesse Stuart                             Robert Cessine
Lead Portfolio Manager                       o Began investment career in 1996        o Began investment career in 1982
  o Began investment career in 1981          o Joined the advisor in 1996             o Joined the advisor in 1993
  o Joined the advisor in 1983               o Joined the portfolio team in 2002      o Joined the portfolio team in 1999
  o Joined the portfolio team in 2002

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Scudder Variable Series II


 o Scudder Blue Chip Portfolio             o Scudder Technology Growth Portfolio
 o Scudder Government Securities Portfolio o Scudder Total Return Portfolio
 o Scudder Growth Portfolio


Supplement to Prospectus Dated May 1, 2001


The following information replaces the current disclosure in "The Portfolio Managers" section of the prospectus for each of the following portfolios:

Scudder Blue Chip Portfolio               Scudder Growth Portfolio                Scudder Total Return Portfolio

Kathleen Millard                          Jesse Stuart                            William Gadsden
Co-Lead Portfolio Manager                 Lead Portfolio Manager                  Lead Portfolio Manager
  o Began investment career in 1983         o Began investment career in 1996       o Began investment career in 1981
  o Joined the advisor in 1991              o Joined the advisor in 1996            o Joined the advisor in 1983
  o Joined the portfolio team in 2002       o Joined the portfolio team in 2001     o Joined the portfolio team in 2002

Gregory S. Adams                          William Gadsden                         Jesse Stuart
Co-Lead Portfolio Manager                   o Began investment career in 1981       o Began investment career in 1996
  o Began investment career in 1987         o Joined the advisor in 1983            o Joined the advisor in 1996
  o Joined the advisor in 1999              o Joined the portfolio team in 2002     o Joined the portfolio team in 2002
  o Joined the portfolio team in 2002
                                          Scudder Technology Growth Portfolio     Robert Cessine
Scudder Government Securities                                                       o Began investment career in 1982
Portfolio                                 Blair Treisman                            o Joined the advisor in 1993
                                          Lead Portfolio Manager                    o Joined the portfolio team in 1999
Scott E. Dolan                              o Began investment career in 1993
Lead Portfolio Manager                      o Joined the advisor in 1999
  o Began investment career in 1989         o Joined the portfolio team in 2000
  o Joined the advisor in 1989
  o Joined the portfolio team in 1998



February 4, 2002